Variable Interest Entities (Carrying Amount of Assets and Liabilities Held by VIEs) (Details) In Thousands	Dec. 31, 2010 USD ($)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2008 KRW	Dec. 31, 2010 Assets Held by VIEs [Member] KRW	Dec. 31, 2009 Assets Held by VIEs [Member] KRW	Dec. 31, 2010 Assets Held by VIEs [Member] Asset-Backed Securitization of Loans [Member] KRW	Dec. 31, 2009 Assets Held by VIEs [Member] Asset-Backed Securitization of Loans [Member] KRW	Dec. 31, 2010 Assets Held by VIEs [Member] Liquidity Provided to VIEs [Member] KRW	Dec. 31, 2009 Assets Held by VIEs [Member] Liquidity Provided to VIEs [Member] KRW	Dec. 31, 2010 Assets Held by VIEs [Member] Investment Trusts [Member] KRW	Dec. 31, 2009 Assets Held by VIEs [Member] Investment Trusts [Member] KRW	Dec. 31, 2010 Assets Held by VIEs [Member] Other [Member] KRW	Dec. 31, 2009 Assets Held by VIEs [Member] Other [Member] KRW	Dec. 31, 2010 Liabilities Held by VIEs [Member] KRW	Dec. 31, 2009 Liabilities Held by VIEs [Member] KRW	Dec. 31, 2010 Liabilities Held by VIEs [Member] Asset-Backed Securitization of Loans [Member] KRW	Dec. 31, 2009 Liabilities Held by VIEs [Member] Asset-Backed Securitization of Loans [Member] KRW	Dec. 31, 2010 Liabilities Held by VIEs [Member] Liquidity Provided to VIEs [Member] KRW	Dec. 31, 2009 Liabilities Held by VIEs [Member] Liquidity Provided to VIEs [Member] KRW	Dec. 31, 2010 Liabilities Held by VIEs [Member] Investment Trusts [Member] KRW	Dec. 31, 2009 Liabilities Held by VIEs [Member] Investment Trusts [Member] KRW	Dec. 31, 2010 Liabilities Held by VIEs [Member] Other [Member] KRW	Dec. 31, 2009 Liabilities Held by VIEs [Member] Other [Member] KRW
Investments	$ 29,994,175		33,911,415,000		33,245,391,000			1,535,076,000	267,613,000		23,252,000			1,249,956,000	27,601,000	285,120,000	216,760,000
Loans	170,658,959	[1]	192,947,019,000	[1]	193,454,326,000	[1]		583,501,000	1,008,213,000	583,158,000	904,605,000		88,266,000	343,000	436,000		14,906,000
Other assets	1,034,160		1,169,221,000		1,467,663,000			100,297,000	167,338,000	54,152,000	165,866,000		155,000	45,872,000	1,131,000	273,000	186,000
Total assets	222,671,151		251,752,002,000		253,855,432,000		258,326,911,000	2,218,874,000	1,443,164,000	637,310,000	1,093,723,000		88,421,000	1,296,171,000	29,168,000	285,393,000	231,852,000
Long-term debt	26,605,460		30,080,132,000		39,569,909,000														47,695,000				521,000				47,174,000
Other borrowed funds	7,761,543		8,775,200,000		8,176,286,000													47,000,000								47,000,000
Secured borrowings	2,344,833		2,651,069,000		4,669,728,000													556,925,000	948,379,000	556,925,000	878,481,000		69,898,000
Other liabilities	3,383,651		3,825,556,000		3,354,760,000													82,568,000	17,666,000	20,883,000	4,350,000		2,543,000	51,501,000	1,248,000	10,184,000	9,525,000
Total	$ 207,603,446		234,716,456,000		236,279,157,000													686,493,000	1,013,740,000	577,808,000	882,831,000		72,962,000	51,501,000	1,248,000	57,184,000	56,699,000

[1]	Total pledged loans amounted to (Won)4,956,728 million and (Won)2,130,765 million as of December 31, 2009 and 2010, respectively (See Note 31).